Equity and Partners' Capital (tables)	12 Months Ended
Dec. 31, 2012
Partners Capital Notes Abstract
Equity Offerings Table

				Underwriting
				Discount and
thousands except unit	Common	GP Units	Price Per	Other Offering	Net
and per-unit amounts	Units Issued (2)	Issued (3)	Unit	Expenses	Proceeds
May 2010 equity offering (1)	4,558,700	93,035	$22.25	$4,427	$99,074
November 2010 equity offering	8,415,000	171,734	29.92	10,325	246,729
March 2011 equity offering	3,852,813	78,629	35.15	5,621	132,569
September 2011 equity offering	5,750,000	117,347	35.86	7,655	202,748
June 2012 equity offering	5,000,000	102,041	43.88	7,468	216,409

____________________________________________________________

(1)       Refers collectively to the May 2010 equity offering issuance and the June 2010 exercise of the underwriters' over-allotment option.

(2)       Includes the issuance of 558,700 common units, 915,000 common units, 302,813 common units and 750,000 common units pursuant to the exercise, in full or in part, of the underwriters' over-allotment options granted in connection with the May 2010, November 2010, March 2011 and September 2011 equity offerings, respectively.

(3)       Represents general partner units issued to the general partner in exchange for the general partner's proportionate capital contribution to maintain its 2.0% general partner interest.

Limited Partner and General Partner Units Table

	Common	Subordinated	General
	Units	Units	Partner Units	Total
Balance at December 31, 2010	51,036,968	26,536,306	1,583,128	79,156,402
March 2011 equity offering	3,852,813	—	78,629	3,931,442
Long-Term Incentive Plan awards	14,628	—	299	14,927
Bison acquisition	2,950,284	—	60,210	3,010,494
Conversion of subordinated units	26,536,306	(26,536,306)	—	—
September 2011 equity offering	5,750,000	—	117,347	5,867,347
Balance at December 31, 2011	90,140,999	—	1,839,613	91,980,612
MGR acquisition	632,783	—	12,914	645,697
Long-Term Incentive Plan awards	12,570	—	257	12,827
June 2012 equity offering	5,000,000	—	102,041	5,102,041
Chipeta acquisition	151,235	—	3,086	154,321
WGP unit purchase agreement	8,722,966	—	178,019	8,900,985
Balance at December 31, 2012	104,660,553	—	2,135,930	106,796,483

Calculation of Net Income Per Unit Table

	Year Ended December 31,
thousands except per-unit amounts	2012	2011	2010
Net income attributable to Western Gas Partners, LP	$134,421	$192,758	$145,928
Pre-acquisition net (income) loss allocated to Anadarko	(27,435)	(52,599)	(31,797)
General partner interest in net (income) loss	(28,089)	(8,599)	(3,067)
Limited partners’ interest in net income	$78,897	$131,560	$111,064

Net income allocable to common units	$78,897	$110,542	$68,410
Net income allocable to subordinated units	—	21,018	42,654
Limited partners’ interest in net income	$78,897	$131,560	$111,064

Net income per unit – basic and diluted
Common units	$0.84	$1.64	$1.66
Subordinated units	$—	$1.28	$1.61

Weighted average units outstanding – basic and diluted
Common units	93,936	67,333	41,287
Subordinated units	—	16,431	26,536